Income Taxes	6 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income tax provision
Income/(loss) before income taxes and the income tax provision/(benefit) include the following (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Domestic	$(58,188)	$(64,391)	$(163,385)
Foreign	41,795	12,616	23,474
Total	$(16,393)	$(51,775)	$(139,911)

The income tax provision includes the following (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Income tax (benefit) expense
Federal	$2,048	$(393)	$3,213
State	605	1,198	575
Foreign	8,585	11,638	5,920
Total current tax position	11,238	12,443	9,708
Federal	(23,781)	(72,336)	(29,021)
State	(4,404)	(990)	(5,464)
Foreign	(242)	(114)	1,060
Total deferred tax provision	(28,427)	(73,440)	(33,425)
Total income tax (benefit) expense	$(17,189)	$(60,997)	$(23,717)

The Company’s income tax benefit of $17.2 million for the year ended March 31, 2017 differed from the amount computed on pre-tax loss at the U.S. federal income tax rate of 35%, because tax attributes at the Company are shared with other members of its consolidated tax group, some of whom are not included in this filing.
The Company’s income tax benefit of $61.0 million for the year ended March 31, 2018 differed from the amount computed on pretax income at the U.S. federal blended rate of 31.5% primarily due to the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act was signed into law on December 22, 2017 and includes, among other items, a permanent reduction to the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018 and requires immediate taxation of accumulated, unremitted non-U.S. earnings (the “Transition Tax”). As a result, at March 31, 2018, the Company recognized a tax benefit of
$50.0 million from revaluing U.S. net deferred tax liabilities. The Transition Tax had no impact on the Company’s income tax provision.
The Company’s income tax benefit of $23.7 million for the year ended March 31, 2019 differed from the amount computed on pre-tax loss at the U.S. federal income tax rate of 21% primarily because of non-deductible share-based compensation. The Tax Act includes two new U.S. corporate tax provisions effective for the year ended March 31, 2019, the global intangible low-taxed income (“GILTI”) and the base-erosion and anti-abuse tax (“BEAT”). The GILTI provision requires the Company to include in its U.S. income tax return non-U.S. subsidiary earnings in excess of an allowable return on the non-U.S. subsidiary’s tangible assets. The BEAT provision in the Tax Act eliminates the deduction of certain base-erosion payments made to related non-U.S. corporations, and imposes a minimum tax if the amount is greater than the regular tax. The Company evaluated the GILTI and BEAT provisions resulting in an immaterial impact to the financial statements for the year ended March 31, 2019.
The tax rate reconciliation is as follows (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Income tax (benefit) at U.S. federal statutory income tax rate	$(5,738)	$(16,309)	$(29,381)
State and local tax expense	(3,799)	208	(4,890)
Foreign tax rate differential	(2,920)	3,619	2,051
Non-deductible expenses	1,215	8,645	11,807
Tax credits	(7,482)	(6,173)	(13,233)
Sharing of consolidated tax attributes	(6,417)	(8,890)	—
Changes in tax law	—	(50,033)	—
Changes in valuation allowance	6,633	5,133	6,087
Foreign withholding tax	1,544	2,701	3,086
Other adjustments	(225)	102	756
Total income tax (benefit)	$(17,189)	$(60,997)	$(23,717)

Deferred tax assets and liabilities
Based on the Company’s review of both positive and negative evidence regarding the realizability of deferred tax assets at March 31, 2019, a valuation allowance continues to be recorded against certain deferred tax assets based upon the conclusion that it was more likely than not they would not be realized. The valuation allowance at March 31, 2018 and 2019 relates primarily to foreign tax credits and net operating losses.
Temporary differences and carryforwards that give rise to a significant portion of deferred tax assets and liabilities are as follows (in thousands):

	March 31,
	2018	2019
Deferred revenue	$—	$4,752
Intangible assets	1,621	1,247
Accrued expenses	4,891	5,983
Share-based compensation	714	4,776
Net operating loss carryforwards	5,743	4,470
Other tax carryforwards, primarily foreign tax credits	25,811	32,630
Other	5,165	1,183
Total deferred tax assets before valuation allowance	43,945	55,041
Less: valuation allowance	(25,591)	(31,678)
Net deferred tax assets	18,354	23,363
Intangible assets	66,253	52,778
Capitalized research and development costs	1,792	822
Fixed assets	16	(447)
Deferred revenue	2,246	—
State taxes	10,406	6,090
Other	7,986	1,040
Total deferred tax liabilities	88,699	60,283
Net deferred tax liabilities	$(70,345)	$(36,920)
Long-term deferred tax assets	9,850	10,678
Long-term deferred tax liabilities	(80,195)	(47,598)
Net deferred tax liabilities	$(70,345)	$(36,920)

At March 31, 2018 and 2019, the Company had net operating losses (tax-effected) and tax credit carryforwards for income tax purposes before valuation allowance of $31.6 million, and $37.1 million, respectively, that expire in the tax years as follows (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	Expiration
Non-U.S. net operating losses	$4,756	$4,301	Indefinite
Non-U.S. net operating losses	988	169	2020-2026
U.S. federal and state tax carryforwards	—	2,657	Indefinite
U.S. federal and state tax carryforwards, primarily foreign tax credits	25,811	29,973	2026-2037
Total Carryforwards	$31,555	$37,100

Uncertain tax positions
The amount of gross unrecognized tax benefits was $9.1 million and $9.7 million as of March 31, 2018 and 2019, respectively, all of which would favorably affect the Company’s effective tax rate if recognized in future periods.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the years ended March 31, 2017, 2018, and 2019 (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Gross unrecognized tax benefit, beginning of year	$8,332	$8,770	$9,143
Gross increases to tax positions for prior periods	461	257	20
Gross decreases to tax positions for prior periods	(23)	(482)	(70)
Gross increases to tax positions for current period	—	598	560
Gross unrecognized tax benefit, end of year	$8,770	$9,143	$9,653

As of March 31, 2018 and 2019, the net interest and penalties payable associated with its uncertain tax positions are immaterial. During the years ended March 31, 2017, 2018, and 2019, respectively, the Company recognized an immaterial amount of net interest expense.
The Company has open years from tax periods 2009 and forward, primarily in China. These open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations due to the amount, timing or inclusion of revenue and expenses.
Income Taxes
The Company computes its interim provision for income taxes by applying the estimated annual effective tax rate to loss from operations and adjusts the provision for discrete tax items occurring in the period. The Company’s effective tax rate for the three months ended September 30, 2018 was 10% compared to negative 147% for the three months ended September 30, 2019. The effective tax rate was higher than the U.S. statutory tax rate for the three months ended September 30, 2019 because of the $255.8 million incurred upon the reorganization transactions described in Note 2. The Company’s effective tax rate for the six months ended September 30, 2018 was 11% compared to negative 111% for the six months ended September 30, 2019. The effective tax rate for the six months ended September 30, 2019 was higher than the U.S. federal statutory tax rate primarily because of the reorganization and non-deductible share-based compensation.
Based on the Company’s review of both positive and negative evidence regarding the realizability of deferred tax assets at September 30, 2019, a valuation allowance continues to be recorded against certain deferred tax assets based upon the conclusion that it was more likely than not they would not be realized. The valuation allowance at September 30, 2019 relates primarily to foreign tax credits and net operating losses.
The reorganization triggered a short tax period in the U.S. which gave rise to the acceleration of deferred revenue for tax purposes and a corresponding reduction in the net deferred tax liability during the period of acceleration.
Other matters
The Tax Cuts and Jobs Act (the “Tax Act”) was signed into law on December 22, 2017. The Tax Act changed many aspects of U.S. corporation income taxation and include reduction of the corporate income tax rate from 35% to 21%, implementation of a territorial tax system and imposition of a tax on deemed repatriated earnings of foreign subsidiaries (“Transition Tax”). The Company recognized the tax effects of the Tax Act in the fiscal year ended 2018 and recorded $50.0 million in tax benefit which relates almost entirely to the remeasurement of deferred tax liabilities to the 21% tax rate. The effects of ongoing provisions of the Tax Act, including global intangible low-taxed income (GILTI) and base-erosion and anti-abuse tax (BEAT), are accounted for in the income tax provision.